Business Combinations	3 Months Ended
Mar. 31, 2015
Business Combinations
3. Business Combinations

Acquisitions - MediMedia Pharma Solutions.

On February 27, 2015 the Company acquired MediMedia Pharma Solutions for a total cash consideration of $120.0 million including certain payments to be made on behalf of the company on completion totalling $14.9 million. Headquartered in Yardley, Pennsylvania, MediMedia Pharma Solutions includes MediMedia Managed Markets and Complete Healthcare Communications. MediMedia Managed Markets is a leading provider of strategic payer-validated market access solutions. Complete Healthcare Communications is one of the leading medical and scientific communication agencies working with medical affairs, commercial and brand development teams within life science companies. The acquisition agreement also provides for certain working capital targets to be achieved by MediMedia Pharma Solutions on acquisition. The Company has withheld a provisional amount of $3.3 million pending completion of this review.

The acquisition of MediMedia Pharma Solutions has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

February 27
2015
(in thousands)
Property, plant and equipment	$829
Goodwill*	115,037
Accounts receivable	9,955
Prepayments and other current assets	621
Accounts payable	(749)
Payments on account	(4,186)
Other liabilities	(16,405)

Net assets acquired	$105,102

Cash consideration	$120,000
Adjustments to cash consideration **	(11,574)
Working capital adjustment	(3,324)
Net purchase consideration	$105,102

*Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry.
** Adjustments to cash consideration represents certain one-time liabilities at the acquisition date which have subsequently been repaid.

Prior Period Acquisitions – Aptiv Solutions

On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions (“Aptiv”), a global biopharmaceutical and medical device development services company and leader in adaptive clinical trials for a cash consideration of $143.5 million including certain payments to be made on behalf of the company on completion totalling $22.4 million. Aptiv offers full-service clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategy to increase product development efficiency and productivity. It is a market leader in the integrated design and execution of adaptive clinical trials for exploratory and late phase development as well as being an industry leader in medical device and diagnostic development in key medical technology segments. The acquisition agreement also provided for certain working capital targets to be achieved by Aptiv on completion. On March 25, 2015 the Company received $1.9 million on completion of this review.

The acquisition of Aptiv Solutions has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the preliminary estimated fair values of the assets acquired and the liabilities assumed:

May 7
2014
(in thousands)
Property, plant and equipment	$6,924
Goodwill*	125,627
Intangible asset – customer relationships	21,400
Intangible asset – order backlog	7,900
Cash and cash equivalents	3,484
Accounts receivable	25,091
Unbilled revenue	21,154
Prepayments and other current assets	4,180
Non-current assets	2,911
Accounts payable	(9,565)
Other liabilities	(29,782)
Payments on account	(31,094)
Non-current other liabilities	(11,303)
Loan notes payable **	(17,790)

Net assets acquired	$119,137

Cash consideration	$143,500
Adjustments to cash consideration***	(22,399)
Working capital adjustment	(1,964)
Net purchase consideration	$119,137

* Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development. Goodwill related to the US portion of the business acquired is tax deductible.
** Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been repaid.